Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities:
Net loss	$ (22,626,000)	$ (4,534,000)	$ (10,509,000)	$ (10,330,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	65,000	113,000	212,000	258,000
Stock-based compensation expense	467,000	510,000	1,040,000	850,000
Issuance of common stock to vendor		375,000	1,258,000	253,000
Right-of-use asset amortization	123,000	124,000	205,000	268,000
Loss / (gain) on foreign currency transactions	336,000	(3,165,000)	(2,552,000)	647,000
Gain on deconsolidation of subsidiary	(43,308,000)
Loss on the write-off of bad debts	45,648,000
Expense for commitment shares issued upon signing the equity line of credit (ELOC)	11,874,000
Change in fair value of the warrant liability				(672,000)
Change in fair value of derivative liabilities	3,391,000
Change in fair value of convertible notes receivable	287,000
Debt discount amortization	283,000		87,000
Loss on the extinguishment of debt	371,000
Transactions costs allocable to notes payable and equity line of credit (ELOC)	131,000
Change in operating assets and liabilities:
Accounts receivable			(3,000)	269,000
Research and development tax credit receivable		(259,000)	(29,000)	84,000
Prepaid expenses and other assets	(120,000)	(523,000)	268,000	(33,000)
Accounts payable and accrued expenses	(258,000)	1,154,000	2,811,000	504,000
Lease liabilities	(57,000)	(88,000)	(182,000)	(281,000)
Other current liabilities		172,000	(342,000)	87,000
Net cash used in operating activities	(3,393,000)	(6,121,000)	(7,736,000)	(8,096,000)
Cash flows from investing activities:
Payment for convertible notes receivable	(6,500,000)
Deconsolidation of subsidiary	(852,000)
Net cash used by investing activities	(7,352,000)		123,000	75,000
Cash flow from financing activities:
Payment for legal expense related to notes payable	(50,000)
Principal payment for the settlement of note payable	(1,100,000)
Payment for a release of claims related to notes payable	(300,000)
Proceeds received for exercise of common stock warrants				24,000
Proceeds received related to equity line of credit (ELOC)	1,571,000
Net cash provided by financing activities	13,152,000		1,000,000	6,532,000
Effect of exchange rate changes on cash			92,000	(56,000)
Net change in cash	3,315,000	(5,989,000)	(6,767,000)	(1,695,000)
Cash, beginning of period	374,000	7,141,000	7,141,000	8,836,000
Cash, end of period	3,689,000	1,152,000	374,000	7,141,000
Supplemental disclosure of cash and non-cash investing and financing activities
Right-of-use asset and lease liability additions		653,000	708,000	82,000
Initial classification of fair value of derivative liability	1,460,000
Debt discount related to notes payable			1,125,000
Conversion of debt to preferred stock and warrants	7,862,000
Financing of directors' and officers' liability insurance with debt	112,000
Cash paid for income taxes			(24,000)	1,000
Private placement
Cash flow from financing activities:
Gross proceeds received	8,630,000
Payments for financing expense	(1,104,000)			(1,142,000)
Proceeds from the issuance of common stock and warrants				3,300,000
Principal payment on the financing of the director and officer insurance policy	(112,000)
Common stock and warrants purchase agreement
Cash flow from financing activities:
Gross proceeds received	681,000
Payments for financing expense	(127,000)
Payment for legal expenses related to extinguishment of debt	(10,000)
Gross proceeds received related to note payable	2,625,000
Public placement
Cash flow from financing activities:
Proceeds from the issuance of common stock and warrants				$ 4,350,000
Gross proceeds received related to note payable			$ 1,000,000
March 2026 Registered Direct Offering
Cash flow from financing activities:
Gross proceeds received	2,617,000
Payments for financing expense	(189,000)
Equity line of credit
Cash flow from financing activities:
Payments for financing expense	(17,000)
Proceeds received for exercise of common stock warrants	37,000
Proceeds received related to equity line of credit (ELOC)	1,600,000
Effect of exchange rate changes on cash	$ 908,000	$ 132,000